Client Name:	XXXX
Client Project Name:	CIM 2022-R3
Start - End Dates:	XXXX - XXXX
Deal Loan Count:	XXXX

Conditions Report 2.0

Loans in Report:	XXXX
Loans with Conditions:	XXXX

1 - Total Active Conditions
1 - Non-Material Conditions
1 - Property Valuations Review Scope
1 - Category: Appraisal
56 - Total Satisfied Conditions

15 - Credit Review Scope
2 - Category: Application
2 - Category: Credit/Mtg History
2 - Category: Income/Employment
2 - Category: Insurance
3 - Category: Legal Documents
2 - Category: LTV/CLTV
2 - Category: Terms/Guidelines
11 - Property Valuations Review Scope
6 - Category: Appraisal
3 - Category: FEMA
1 - Category: Property
1 - Category: Value
30 - Compliance Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
2 - Category: Documentation
4 - Category: Federal Consumer Protection
4 - Category: RESPA
1 - Category: Right of Rescission
3 - Category: State Consumer Protection
15 - Category: TILA/RESPA Integrated Disclosure
9 - Total Waived Conditions

7 - Credit Review Scope
3 - Category: Credit/Mtg History
2 - Category: LTV/CLTV
2 - Category: Terms/Guidelines
2 - Property Valuations Review Scope
2 - Category: Property

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